Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property and Equipment Useful Life	The useful lives of property and equipment are as follows:

Production equipment	7 years
Office equipment	3–8 years
Lab equipment	3–8 years

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

Financial assets and liabilities that have recurring fair value measurements are shown below as of December 31 (in thousands):

		Fair Value Measurements at December 31, 2014 Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	Level 1	Level 2	Level 3
Financial Assets:
Corporate Bonds	$42,768	$—	$42,768	$—
Commercial Paper	7,699	—	7,699	—
Government Securities	4,411	—	4,411	—

Total financial assets	$54,878	$—	$54,878	$—

		Fair Value Measurements at December 31, 2013 Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	Level 1	Level 2	Level 3
Financial liabilities:
Series B Redeemable Preferred Stock warrants	$2,667	$—	$—	$2,667

Total financial liabilities	$2,667	$—	$—	$2,667

Summary of Changes in Estimated Fair Value of Redeemable Preferred Stock Warrants

The following table sets forth a summary of the changes in the estimated fair value of the Company’s redeemable preferred stock warrants, which were measured at fair value on a recurring basis since inception (in thousands):

Balance as of December 31, 2011	$968
Issuance of redeemable preferred stock warrants	213
Net increase in fair value included in other (income) expense	62

Balance as of December 31, 2012	1,243
Net increase in fair value included in other (income) expense	1,424

Balance as of December 31, 2013	$2,667
Net increase in fair value	3,071
Amount reclassified to shareholders’ equity upon exercise	(5,738)

Balance as of December 31, 2014	$—

Outstanding Shares of Common Stock Equivalents Excluded from Computation of Diluted Net Loss per Common Share

The following outstanding shares of common stock equivalents were excluded from the computations of diluted net loss per common share attributable to common shareholders for the periods presented as the effect of including such securities would be antidilutive:

	Year Ended December 30
	2014	2013	2012
Convertible preferred stock – as converted to common stock	—	9,743,762	7,478,998
Warrants to purchase convertible preferred stock – as converted to common stock	—	377,752	377,752
Warrants to purchase common stock	—	374,210	445,546
Options to purchase common stock	4,732,564	3,286,870	1,522,304

	4,732,564	13,782,594	9,824,600